LONG-TERM DEBT, NET (Aircraft Term Loan) - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jun. 25, 2012	Dec. 31, 2017	Dec. 31, 2016
Long-Term Debt [Line Items]
Carrying value of aircraft		$ 5,730,760	$ 5,655,823
Aircraft Term Loan [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Term loan facility, maximum borrowing capacity	$ 43,000
Amount drawn down as of the date		$ 43,000
Maturity date		Jun. 27, 2019
Aircraft Term Loan [Member] | Term Loan Facility [Member] | Aircraft [Member]
Long-Term Debt [Line Items]
Carrying value of aircraft		$ 26,002
Aircraft Term Loan [Member] | Term Loan Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	2.80%